Organization and Nature of Business (Tables)	6 Months Ended
Jul. 31, 2013
Schedule of Revenues from External Customers [Table Text Block]
	Three months ended		Six months ended
		July 31,		July 31,
	2013	2012	2013	2012

United States	$142,305	$29,175	$193,235	$41,227
Canada	61,480	36,447	104,116	51,081

	$203,785	$65,622	$297,351	$92,308